Information on Subsidiaries - List of Directly or Indirectly Held Significant Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
TD Ameritrade Holding Corporation [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	43.19%	41.61%
Toronto-Dominion Bank [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%